LOANS AND PAYMENT PLAN RECEIVABLES, Troubled Debt Restructurings (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract	Dec. 31, 2015 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 64,944	$ 77,922
Troubled debt restructuring, specific reserve		6,800	9,000
Additional amounts committed to lend as troubled debt restructurings		$ 40	$ 40
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	37	40	46
Pre-modification recorded balance	[1]	$ 2,121	$ 3,902	$ 5,589
Post-modification recorded balance	[1]	2,135	3,942	5,097
Increase (decrease) in allowance for loan losses		100	(100)	400
Charge offs due to troubled debt restructurings		$ 0	$ 530	$ 160
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		7	1	5
Recorded Balance		$ 177	$ 1,767	$ 234
Past due period for modified loans		90 days
Increase (decrease) in allowance for loan loss due to TDRs that subsequently defaulted		$ 40	(170)	(30)
Charge-offs on TDRs that subsequently defaulted		$ 50	510	$ 0
Minimum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		9 months
Modifications involving extension of maturity date, period range		1 month
Maximum [Member]
Financing Receivable, Modifications [Line Items]
Modification of stated interest rate of loans, range of period		36 months
Modification of stated interest rate of loans, range of period in certain circumstances		480 months
Modifications involving extension of maturity date, period range		60 months
Modifications involving extension of maturity date, period range in certain circumstances		230 months
Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		$ 60,115	70,286
Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[2]	4,829	7,636
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		8,071	14,125
Commercial [Member] | Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring		7,748	10,560
Commercial [Member] | Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[2]	$ 323	$ 3,565
Commercial [Member] | Income Producing - Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	4	2
Pre-modification recorded balance	[1]	$ 0	$ 290	$ 229
Post-modification recorded balance	[1]	$ 0	$ 290	$ 227
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	0	0
Pre-modification recorded balance	[1]	$ 0	$ 0	$ 0
Post-modification recorded balance	[1]	$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Commercial [Member] | Commercial and Industrial [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	15	9	17
Pre-modification recorded balance	[1]	$ 925	$ 2,044	$ 3,188
Post-modification recorded balance	[1]	$ 925	$ 2,027	$ 2,960
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		6	1	2
Recorded Balance		$ 164	$ 1,767	$ 157
Mortgage [Member] | 1-4 Family [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	6	9	8
Pre-modification recorded balance	[1]	$ 456	$ 927	$ 1,345
Post-modification recorded balance	[1]	$ 462	$ 1,004	$ 1,128
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	2
Recorded Balance		$ 0	$ 0	$ 73
Mortgage [Member] | Resort Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	1	1	1
Pre-modification recorded balance	[1]	$ 189	$ 116	$ 313
Post-modification recorded balance	[1]	$ 189	$ 117	$ 307
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	1	1
Pre-modification recorded balance	[1]	$ 0	$ 107	$ 20
Post-modification recorded balance	[1]	$ 0	$ 78	$ 20
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	2	1
Pre-modification recorded balance	[1]	$ 0	$ 77	$ 27
Post-modification recorded balance	[1]	$ 0	$ 78	$ 27
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Home Equity - 1st Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	3	6	6
Pre-modification recorded balance	[1]	$ 86	$ 141	$ 220
Post-modification recorded balance	[1]	$ 90	$ 145	$ 186
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		1	0	0
Recorded Balance		$ 13	$ 0	$ 0
Installment [Member] | Home Equity - 2nd Lien [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	10	6	8
Pre-modification recorded balance	[1]	$ 391	$ 154	$ 228
Post-modification recorded balance	[1]	$ 394	$ 157	$ 217
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Boat Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	0	0
Pre-modification recorded balance	[1]	$ 0	$ 0	$ 0
Post-modification recorded balance	[1]	$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Recreational Vehicle Lending [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	0	0	0
Pre-modification recorded balance	[1]	$ 0	$ 0	$ 0
Post-modification recorded balance	[1]	$ 0	$ 0	$ 0
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	0
Recorded Balance		$ 0	$ 0	$ 0
Installment [Member] | Other [Member]
Loans classified as troubled debt restructurings [Abstract]
Number of contracts | Contract	[1]	2	2	2
Pre-modification recorded balance	[1]	$ 74	$ 46	$ 19
Post-modification recorded balance	[1]	$ 75	$ 46	$ 25
TDR that subsequently defaulted [Abstract]
Number of contracts | Contract		0	0	1
Recorded Balance		$ 0	$ 0	$ 4
Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	56,873	63,797
Retail [Member] | Performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[3]	52,367	59,726
Retail [Member] | Non-performing TDR's [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring	[2],[3],[4]	$ 4,506	$ 4,071

[1]	There were no payment plan receivables or purchased mortgage loans classified as troubled debt restructurings during the years ending December 31, 2017, 2016 and 2015.
[2]	Included in non-performing loans table above.
[3]	Retail loans include mortgage and installment loan segments.
[4]	Also includes loans on non-accrual at the time of modification until six payments are received on a timely basis.